FOREIGN CURRENCY TRANSLATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Foreign Currency Translation [Abstract]
Summary of Foreign Currency Translation
The company’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income (loss) is comprised of the following:

(MILLIONS)	Notes	2024	2023	2022
Foreign currency translation on:
Property, plant and equipment, at fair value	12	$(2,501)	$2,640	$(1,490)
Goodwill	16	(94)	149	(126)
Borrowings	13	874	(713)	545
Deferred income tax liabilities and assets	11	445	(670)	454
Other assets and liabilities		(10)	(132)	59
		$(1,286)	$1,274	$(558)